Average Annual Total Returns (Vanguard Emerging Markets Select Stock Fund Participant)	Vanguard Emerging Markets Select Stock Fund Vanguard Emerging Markets Select Stock Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Select Stock Fund Vanguard Emerging Markets Select Stock Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Select Stock Fund Vanguard Emerging Markets Select Stock Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.62%)	1.24%	(2.19%)
Since Inception	(1.37%)	(1.13%)	(1.77%)